Financial Instruments - Summary of Hedge Derivative Instruments and Their Corresponding Hedged Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Interest rate risk [Member] | Interest rate hedge [Member] | Swap one [Member] | Bank Loans [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	$ (567)	$ 11,214
Interest rate risk [Member] | Interest rate hedge [Member] | Swap Two [Member] | Unsecured Obligations (Bonds) [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	(592)
Currency risk [Member] | Exchange rate hedge [Member] | Swap three [Member] | Bank Loans [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	93,210	(16,287)
Currency risk [Member] | Exchange rate hedge [Member] | Swap four [Member] | Bank Loans [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	16,341	1,607
Currency risk [Member] | Exchange rate hedge [Member] | Swap five [Member] | Operational Income [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item	$ 153
Currency risk [Member] | Forward Contract [Member] | Forward one [Member] | Unsecured Obligations (Bonds) [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item		48
Currency risk [Member] | Forward Contract [Member] | Forward two [Member] | Operating Costs [Member]
Disclosure Of Hedge Accounting [Line Items]
Fair Value of Hedged Item		$ 136